STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3%
Collateralized Municipal-Backed Securities - 20.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K013, Cl. A2	3.97	1/25/2021	1,454,701	[a]	1,455,012
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	2,681,533	[a]	2,739,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K025, Cl. A1	1.88	4/25/2022	297,409	[a]	299,030
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	2,000,000	[a]	2,070,748
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KJ05, Cl. A2	2.16	10/25/2021	1,872,839	[a]	1,897,724
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	2,030,136	[a]	2,130,642
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	2,581,253	[a]	2,688,729
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB21, Cl. A5F	1.81	9/25/2021	2,495,720	[a]	2,516,319
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A5F	1.78	9/25/2021	857,932	[a]	863,322
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB23, Cl. A5F	1.73	9/25/2021	2,096,843	[a]	2,106,085
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	722,231	[a]	742,915
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB26, Cl. A5F	2.34	12/25/2021	803,717	[a]	814,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Collateralized Municipal-Backed Securities - 20.6% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB35, Cl. A5F	2.25	6/25/2022	1,006,424	[a]	1,029,212
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	3.06	4/25/2023	2,419,890	[a]	2,512,322
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	2,490,765	[a]	2,601,866
Federal National Mortgage Association, ACES, Ser. 2011-M1, Cl. A3	3.76	6/25/2021	509,844	[a]	514,685
Federal National Mortgage Association, ACES, Ser. 2011-M3, Cl. A2	3.64	7/25/2021	308,316	[a]	309,061
Federal National Mortgage Association, ACES, Ser. 2011-M8, Cl. A2	2.92	8/25/2021	550,549	[a]	557,307
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	0.50	1/25/2023	1,999,623	[a,b]	2,004,516
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	2,230,086	[a]	2,265,679
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	3,884,024	[a]	3,930,081
Government National Mortgage Association, Ser. 2011-165, Cl. A	2.19	10/16/2037	1,188,265		1,190,069
Government National Mortgage Association, Ser. 2012-142, Cl. A	1.11	5/16/2037	372,797		371,734
Government National Mortgage Association, Ser. 2013-101, Cl. A	0.51	5/16/2035	436,808		436,297
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	1,273,278		1,280,127
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	1,194,859		1,247,348
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	367,051		368,676
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/16/2035	2,958,389		2,953,714
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/16/2046	1,508,101		1,515,007
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.98	12/16/2046	1,861,204		1,942,781
				47,355,466

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Municipal Securities - 4.8%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,246,512
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		458,572
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		516,975
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		2,055,720
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	1.77	8/1/2023	2,000,000		2,074,620
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000		1,540,155
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. F	2.03	2/15/2023	500,000		516,560
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		1,020,460
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		1,014,140
Virginia Resources Authority, Revenue Bonds, Refunding, Ser. C	1.89	11/1/2022	500,000		515,300
				10,959,014
U.S. Government Agencies Mortgage-Backed - 45.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	114,299	[a]	119,229
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	170,894	[a]	175,903
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	332,518	[a]	345,579
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	860,942	[a]	901,587
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	610,565	[a]	639,541
Federal Home Loan Mortgage Corp., REMIC, Ser. 3726, Cl. KG	2.50	4/15/2025	66,943	[a]	67,276
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	820,404	[a]	863,326
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	1,681,361	[a]	1,782,250
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	1,179,011	[a]	1,248,878
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	1,943,524	[a]	2,031,998
Federal Home Loan Mortgage Corp., REMIC, Ser. 3834, Cl. EA	3.50	6/15/2029	124,235	[a]	124,621

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
U.S. Government Agencies Mortgage-Backed - 45.4% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	1,427,517	[a]	1,520,693
Federal Home Loan Mortgage Corp., REMIC, Ser. 3928, Cl. A	3.00	9/15/2025	21,347	[a]	21,342
Federal Home Loan Mortgage Corp., REMIC, Ser. 3942, Cl. AC	2.00	10/15/2021	54,984	[a]	55,214
Federal Home Loan Mortgage Corp., REMIC, Ser. 3945, Cl. A	3.00	3/15/2026	228,182	[a]	232,838
Federal Home Loan Mortgage Corp., REMIC, Ser. 3952, Cl. MA	3.00	11/15/2021	273,221	[a]	275,614
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	709,259	[a]	744,196
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	144,325	[a]	147,085
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	3,465,418	[a]	3,541,506
Federal Home Loan Mortgage Corp., REMIC, Ser. 4016, Cl. AB	2.00	9/15/2025	59,996	[a]	59,992
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	358,654	[a]	365,476
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	2,099,805	[a]	2,143,307
Federal Home Loan Mortgage Corp., REMIC, Ser. 4079, Cl. WA	2.00	8/15/2040	404,845	[a]	406,166
Federal Home Loan Mortgage Corp., REMIC, Ser. 4086, Cl. VA	3.50	12/15/2025	381,959	[a]	384,166
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	1,083,242	[a]	1,122,576
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	1,369,592	[a]	1,392,395
Federal Home Loan Mortgage Corp., REMIC, Ser. 4265, Cl. DA	4.00	6/15/2026	1,279,181	[a]	1,322,703
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	308,544	[a]	319,937
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	376,003	[a]	384,035
Federal Home Loan Mortgage Corp., REMIC, Ser. 4338, Cl. VA	4.25	7/15/2025	1,892,523	[a]	1,974,311
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	550,153	[a]	571,283
Federal Home Loan Mortgage Corp., REMIC, Ser. 4480, Cl. VW	3.50	10/15/2026	2,014,442	[a]	2,025,545
Federal Home Loan Mortgage Corp., REMIC, Ser. 4532, Cl. VW	3.50	4/15/2027	1,178,686	[a]	1,183,630
Federal Home Loan Mortgage Corp., REMIC, Ser. 4801, Cl. LT	4.00	12/15/2043	745,111	[a]	749,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
U.S. Government Agencies Mortgage-Backed - 45.4% (continued)
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	177,205	[a]	185,511
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	9,314	[a]	9,397
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	1,639,044	[a]	1,707,570
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/25/2025	338,163	[a]	340,522
Federal National Mortgage Association, REMIC, Ser. 2010-68, Cl. DA	4.50	10/25/2037	487,834	[a]	490,543
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	641,171	[a]	655,126
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	405,585	[a]	408,832
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	205,204	[a]	206,846
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	768,463	[a]	808,459
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	290,372	[a]	295,625
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	1,738,648	[a]	1,767,181
Federal National Mortgage Association, REMIC, Ser. 2012-50, Cl. LV	3.50	8/25/2023	646,726	[a]	662,361
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	464,408	[a]	476,247
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	1,690,925	[a]	1,719,895
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	343,579	[a]	351,974
Federal National Mortgage Association, REMIC, Ser. 2013-17, Cl. PG	3.50	3/25/2039	531,570	[a]	536,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
U.S. Government Agencies Mortgage-Backed - 45.4% (continued)
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	540,011	[a]	555,125
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	1,523,779	[a]	1,549,341
Federal National Mortgage Association, REMIC, Ser. 2013-91, Cl. CA	4.00	4/25/2039	1,186,627	[a]	1,196,929
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	774,288	[a]	808,529
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	748,918	[a]	767,171
Government National Mortgage Association, Ser. 2015-159, CI. EW	2.50	5/20/2041	599,855		604,041
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			4,174,537	[a]	4,377,630
3.00%, 9/1/2026-3/1/2027			1,890,772	[a]	2,009,936
3.50%, 10/1/2026-5/1/2027			1,588,203	[a]	1,665,466
4.00%, 10/1/2025-6/1/2026			1,773,789	[a]	1,882,886
4.50%, 11/1/2024-2/1/2034			1,595,437	[a]	1,710,946
Federal National Mortgage Association:
1.88%, 9/1/2023			1,833,426	[a]	1,896,593
1.94%, 11/1/2022			374,744	[a]	379,689
2.16%, 1/1/2023			2,491,832	[a]	2,563,386
2.17%, 1/1/2023			1,867,778	[a]	1,913,874
2.18%, 3/1/2022			1,000,000	[a]	1,017,715
2.25%, 1/1/2024			1,629,165	[a]	1,671,461
2.28%, 5/1/2023			1,487,030	[a]	1,494,689
2.31%, 8/1/2022			975,197	[a]	996,008
2.36%, 12/1/2022			2,344,058	[a]	2,406,770
2.38%, 3/1/2023			2,777,361	[a]	2,883,905
2.44%, 8/1/2022			1,222,619	[a]	1,250,308
2.50%, 11/1/2026-9/1/2027			3,820,205	[a]	4,002,796
2.55%, 9/1/2022			1,890,207	[a]	1,938,842
2.66%, 8/1/2022			764,762	[a]	783,812
2.74%, 10/1/2022			1,500,000	[a]	1,553,672
2.78%, 3/1/2022			2,302,074	[a]	2,343,491
3.00%, 11/1/2026-9/1/2027			1,901,723	[a]	1,990,804
3.25%, 1/1/2022			1,582,348	[a]	1,606,410
3.50%, 8/1/2026-9/1/2032			3,941,196	[a]	4,171,918
3.89%, 12/1/2021			804,672	[a]	809,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
U.S. Government Agencies Mortgage-Backed - 45.4% (continued)
4.00%, 5/1/2029-3/1/2034			4,638,236	[a]	4,927,274
4.50%, 11/1/2022			613	[a]	642
5.00%, 3/1/2027			1,181,498	[a]	1,248,841
6.00%, 8/1/2022			146,244	[a]	148,317
Government National Mortgage Association I:
4.00%, 8/15/2024-7/15/2027			1,148,387		1,215,593
Government National Mortgage Association II:
3.00%, 4/20/2027			852,267		888,331
3.50%, 3/20/2026			334,952		354,915
4.50%, 7/20/2024-5/20/2025			1,059,503		1,130,732
				104,584,665
U.S. Treasury Securities - 26.5%
U.S. Treasury Notes	0.13	9/15/2023	8,000,000		7,987,500
U.S. Treasury Notes	0.13	8/15/2023	8,000,000		7,989,687
U.S. Treasury Notes	0.13	5/15/2023	8,000,000		7,993,125
U.S. Treasury Notes	0.13	7/15/2023	7,000,000		6,990,977
U.S. Treasury Notes	0.13	10/15/2023	9,000,000		8,984,531
U.S. Treasury Notes	0.25	4/15/2023	2,250,000		2,255,010
U.S. Treasury Notes	0.25	11/15/2023	9,250,000		9,266,982
U.S. Treasury Notes	1.63	10/31/2023	9,250,000		9,640,054
				61,107,866
Total Bonds and Notes (cost $221,850,856)			224,007,011
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,220,393)	0.10		6,220,393	[c]	6,220,393
Total Investments (cost $228,071,249)			100.0%	230,227,404
Cash and Receivables (Net)			0.0%	87,025
Net Assets			100.0%	230,314,429

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	47,355,466	-	47,355,466
Investment Companies	6,220,393	-	-	6,220,393
Municipal Securities	-	10,959,014	-	10,959,014
U.S. Government Agencies Mortgage-Backed	-	104,584,665	-	104,584,665
U.S. Treasury Securities	-	61,107,866	-	61,107,866

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $2,156,155, consisting of $2,494,796 gross unrealized appreciation and $338,641 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.